Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation	Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2026	2025	2026	2025
gas & low carbon energy	1,564	1,047	2,618	2,405
oil production & operations	3,397	1,916	5,052	4,704
customers & products	5,100	972	7,552	1,075
other businesses & corporate	(250)	645	(1,105)	623
	9,811	4,580	14,117	8,807
Consolidation adjustment – UPII*	—	30	21	43
	9,811	4,610	14,138	8,850
Inventory holding gains (losses)*
gas & low carbon energy	—	—	—	—
oil production & operations	(1)	(2)	6	5
customers & products	(869)	(552)	3,283	(400)
Profit (loss) before interest and tax	8,941	4,056	17,427	8,455
Finance costs	1,175	1,229	2,350	2,550
Net finance expense/(income) relating to pensions and other post-employment benefits	(55)	(56)	(109)	(108)
Profit (loss) before taxation	7,821	2,883	15,186	6,013

RC profit (loss) before interest and tax*
US	3,727	1,417	5,248	2,950
Non-US	6,084	3,193	8,890	5,900
	9,811	4,610	14,138	8,850